UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: May 31, 2024

Item 1. Reports to Stockholders.

(a)

ClearShares OCIO ETF
OCIO (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the ClearShares OCIO ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.clear-shares.com/ocio. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares OCIO ETF	$58	0.54%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares OCIO ETF (OCIO) generated positive performance over the one-year period, while global markets were broadly positive as the Federal Reserve’s messaging stabilized. Using our systematic investment process, we maintained a predominantly full equity weighting throughout the period, benefiting from the strong equity returns experienced year-to-date in 2024.

The key tenets of OCIO’s investment strategy are diversification, trends, and volatility. Over the past year, each of these factors has been favorable as global equity markets have generally been in a low volatility, rising trend state. While the equity markets have experienced major outliers in positive performance, particularly in technology and AI-related stocks, the broader market in the U.S. especially has produced above-average upside and below-norm volatility over the past year. The biggest drivers of fund performance have been riding the equity trends as they’ve been favorable and continuing to largely sidestep down volatility in fixed income.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ClearShares OCIO ETF	PAGE 1	TSR_AR_26922A727

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (06/26/2017)
ClearShares OCIO ETF NAV	13.98	7.63	6.30
ClearShares OCIO ETF Market	13.78	7.60	6.28
NYSE Expanded Opportunities Index	-2.19	0.18	0.35
NYSE Equal Sector Weight Index	22.36	13.49	11.58
S&P Target Risk Growth Index	14.91	7.26	6.37
Visit https://www.clear-shares.com/ocio for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$134,916,223
Number of Holdings	34
Net Advisory Fee	$703,495
Portfolio Turnover	70%
30-Day SEC Yield	1.85%
30-Day SEC Yield Unsubsidized	1.85%
Visit https://www.clear-shares.com/ocio for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Security Type Breakdown* (%)

Top 10 Issuers	(%)
Mount Vernon Liquid Assets Portfolio, LLC	32.9%
Vanguard Growth ETF	5.6%
Invesco QQQ Trust Series 1	5.6%
Technology Select Sector SPDR Fund	5.3%
Invesco S&P 500 Momentum ETF	4.8%
SPDR Portfolio S&P 1500 Composite Stock Market ETF	4.7%
iShares 3-7 Year Treasury Bond ETF	4.6%
Vanguard Total Stock Market ETF	4.3%
ClearShares Ultra-Short Maturity ETF	4.3%
iShares Core S&P 500 ETF	4.1%
Sector Breakdown* (% of net assets)

Top Sectors	(%)
Domestic Equity	52.6%
Fixed Income	29.9%
Global Equity	17.0%
Money Market Funds	0.5%
*	Excludes securities lending collateral.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/ocio
ClearShares OCIO ETF	PAGE 2	TSR_AR_26922A727

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares OCIO ETF	PAGE 3	TSR_AR_26922A727

ClearShares Piton Intermediate Fixed Income ETF
PIFI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the ClearShares Piton Intermediate Fixed Income ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.clear-shares.com/pifi. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Piton Intermediate Fixed Income ETF	$45	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares Piton Intermediate Fixed Income ETF (PIFI) had positive total return for the period driven by the higher level of interest rates as a result of the aggressive tightening cycle of 2022/2023. Despite bond prices moving lower over the year, income was increased enough to provide positive returns. Adverse relative performance was a result of a lower exposure to corporate bonds which outperformed during the period. In addition, the indices held more lower rated securities than PIFI during the period (ie: more BBB rated bonds). Lower quality performed well and drove risk premium spreads to historically low levels. Our top-down approach and macro strategy continues to project an economic slowdown and rising liquidity risks.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ClearShares Piton Intermediate Fixed Income ETF	PAGE 1	TSR_AR_26922A131

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (10/01/2020)
ClearShares Piton Intermediate Fixed Income ETF NAV	1.81	-1.26
ClearShares Piton Intermediate Fixed Income ETF Market	1.85	-1.23
ICE BofA US Corporate & Government Total Return Index	1.48	-3.20
ICE BofA 1-10 Year US Corporate & Government Index	2.79	-1.24
Bloomberg Intermediate Government/Credit Index	2.67	-1.30
Visit https://www.clear-shares.com/pifi for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$95,947,819
Number of Holdings	77
Net Advisory Fee	$446,264
Portfolio Turnover	34%
Average Credit Quality	AA/Aa2
Effective Duration	3.76 yrs
30-Day SEC Yield	4.52%
30-Day SEC Yield Unsubsidized	4.52%
Visit https://www.clear-shares.com/pifi for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Security Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note/Bond	47.5%
Federal Farm Credit Banks Funding Corp	4.9%
Federal Home Loan Banks	4.4%
Tennessee Valley Authority	2.7%
Resolution Funding Corporation Principal Strip	2.1%
MetLife, Inc.	1.4%
United States Treasury Inflation Indexed Bonds	1.4%
Bank of New York Mellon Corporation	1.2%
Anheuser-Busch InBev Worldwide, Inc.	1.2%
Cisco Systems, Inc.	1.2%
Sector Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/pifi
ClearShares Piton Intermediate Fixed Income ETF	PAGE 2	TSR_AR_26922A131

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Piton Intermediate Fixed Income ETF	PAGE 3	TSR_AR_26922A131

ClearShares Ultra-Short Maturity ETF
OPER (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | May 31, 2024
This annual shareholder report contains important information about the ClearShares Ultra-Short Maturity ETF for the period of June 1, 2023, to May 31, 2024.  You can find additional information about the Fund at https://www.clear-shares.com/oper. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ClearShares Ultra-Short Maturity ETF	$21	0.20%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The ClearShares Ultra-Short Maturity ETF (OPER) continued to execute on its investment strategy and ended the period with a SEC 30 Day Yield of 5.33%. Since the last Fed rate hike of 25 basis points in July of 2023, OPER has performed generally in line with funding markets and within a few basis points, plus or minus, against its benchmark for traditional comparison time periods. The funding markets have experienced little volatility in the 10 months since the last rate hike, however, OPER did benefit from some slightly higher rates over calendar year-end and March month-end due to counterparty balance sheet management for financial statement reporting purposes. Both the Fed and the market appear to be predicting one rate cut before the end of 2024 given the current economic environment, however, there are economic, geo-political, and fiscal policy actions that may change that forecast. Regardless of any potential rate moves to either side, we expect OPER to continue executing on its investment strategy, while still being able to take advantage of cyclical and outlier trends in the institutional lending sector.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ClearShares Ultra-Short Maturity ETF	PAGE 1	TSR_AR_26922A453

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (07/10/2018)
ClearShares Ultra-Short Maturity ETF NAV	5.43	2.25	2.23
ClearShares Ultra-Short Maturity ETF Market	5.45	2.25	2.23
ICE Treasury, Agency, & Collateralized Index	0.16	-0.69	0.41
ICE BofA 3 Month Treasury Bill	5.48	2.13	2.16
Visit https://www.clear-shares.com/oper for more recent performance information.
*	The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of May 31, 2024)

Net Assets	$155,145,215
Number of Holdings	6
Net Advisory Fee	$390,693
Portfolio Turnover	0%
Effective Duration	4.52 days
30-Day SEC Yield	5.33%
30-Day SEC Yield Unsubsidized	5.33%
Visit https://www.clear-shares.com/oper for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of May 31, 2024)
Security Breakdown (%)

Top Issuers	(%)
Cantor Fitzgerald & Co., 5.50%, 6/4/2024	38.7%
Cantor Fitzgerald & Co., 5.50%, 6/5/2024	32.2%
Clear Street LLC, 5.38%, 6/5/2024	9.7%
MIRAE Asset Securities (USA) Inc., 5.38%, 6/3/2024	9.7%
MIRAE Asset Securities (USA) Inc., 5.38%, 6/6/2024	9.6%
First American Government Obligations Fund	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.clear-shares.com/oper
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Clearshares, LLC documents not be householded, please contact Clearshares, LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Clearshares, LLC or your financial intermediary.
ClearShares Ultra-Short Maturity ETF	PAGE 2	TSR_AR_26922A453

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 5/31/2024	FYE 5/31/2023
(a) Audit Fees	$ 46,500	$ 45,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 5/31/2024	FYE 5/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 5/31/2024	FYE 5/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

ETF Series Solutions
ClearShares OCIO ETF (Ticker: OCIO)
ClearShares Piton Intermediate Fixed Income ETF (Ticker: PIFI)
ClearShares Ultra-Short Maturity ETF (Ticker: OPER)
Core Financial Statements
May 31, 2024

ClearShares OCIO ETF
Schedule of Investments
as of May 31, 2024

	Shares	Value
EXCHANGE-TRADED FUNDS - 99.5%(c)
Domestic Equity – 52.6%
Invesco QQQ Trust Series 1	16,837	$ 7,588,604
Invesco S&P 500 Momentum ETF	79,300	6,456,606
iShares Core S&P 500 ETF	10,503	5,566,170
iShares MSCI USA Min Vol Factor ETF(a)	59,374	4,916,167
Schwab 1000 Index ETF	77,975	3,961,130
SPDR Portfolio S&P 1500 Composite Stock Market ETF(a)	97,964	6,320,637
Technology Select Sector SPDR Fund	33,894	7,123,163
Vanguard Growth ETF(a)	21,695	7,608,003
Vanguard Information Technology ETF	9,356	5,001,811
Vanguard S&P 500 ETF(a)	10,770	5,219,357
Vanguard Total Stock Market ETF(a)	22,388	5,830,731
Vanguard Value ETF(a)	33,966	5,474,640
		71,067,019
Fixed Income – 29.9%
ClearShares Ultra-Short Maturity ETF(d)	58,203	5,827,284
iShares 1-3 Year Treasury Bond ETF	45,518	3,708,352
iShares 3-7 Year Treasury Bond ETF	54,535	6,254,619
iShares 7-10 Year Treasury Bond ETF	27,037	2,509,034
iShares Core U.S. Aggregate Bond ETF	32,415	3,128,696
iShares Intermediate Government/Credit Bond ETF	42,588	4,396,359
Schwab U.S. TIPS ETF	21,228	1,102,158
Simplify Aggregate Bond ETF(a)	86,965	1,801,915
SPDR Bloomberg 1-3 Month T-Bill ETF(a)	37,200	3,415,704
Vanguard Intermediate-Term Treasury ETF(a)	32,415	1,874,560
Vanguard Short-Term Bond ETF(a)	36,258	2,770,836
Vanguard Short-Term Corporate Bond ETF(a)	22,984	1,772,756
Vanguard Short-Term Treasury ETF	31,624	1,830,081
		40,392,354
Global Equity – 17.0%
iShares Core MSCI Total International Stock ETF(a)	20,159	1,389,358
iShares Currency Hedged MSCI EAFE ETF(a)	130,000	4,644,900
iShares MSCI EAFE ETF(a)	60,168	4,884,438
iShares MSCI Emerging Markets ex China ETF	18,000	1,024,200
Schwab International Equity ETF(a)	113,932	4,490,060
Vanguard FTSE Developed Markets ETF(a)	91,051	4,618,107
Vanguard FTSE Emerging Markets ETF	42,070	1,812,376
		22,863,439
TOTAL EXCHANGE-TRADED FUNDS (Cost $108,116,650)		134,322,812
	Units
SHORT-TERM INVESTMENTS - 33.4%
Investments Purchased with Proceeds from Securities Lending - 32.9%
Mount Vernon Liquid Assets Portfolio, LLC, 5.51%(b)(e)	44,388,054	44,388,054

The accompanying notes are an integral part of these financial statements.

1

ClearShares OCIO ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Shares	Value
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 5.24%(b)	632,401	$632,401
TOTAL SHORT-TERM INVESTMENTS (Cost $45,020,455)		45,020,455
TOTAL INVESTMENTS - 132.9% (Cost $153,137,105)		$179,343,267
Liabilities in Excess of Other Assets - (32.9)%		(44,427,044)
TOTAL NET ASSETS - 100.0%		$134,916,223

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $43,718,055 which represented 32.4% of net assets.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)
The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest. See Note 11 in Notes to Financial Statements.

(d)	Affiliated exchange-traded fund. See Note 7 in Notes to Financial Statements.
(e)	Privately offered liquidity fund. See Note 2 in Notes to Financial Statements.
The accompanying notes are an integral part of these financial statements.

2

ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
as of May 31, 2024

	Par	Value
CORPORATE BONDS - 32.9%
Communications - 4.1%
Alphabet, Inc., 2.00%, 08/15/2026	$1,000,000	$939,096
Amazon.com, Inc., 3.60%, 04/13/2032	1,000,000	912,679
Cisco Systems, Inc., 5.05%, 02/26/2034	1,169,000	1,159,910
Verizon Communications, Inc., 3.15%, 03/22/2030	1,000,000	895,055
		3,906,740
Consumer, Cyclical - 5.0%
Costco Wholesale Corporation, 1.38%, 06/20/2027	1,000,000	901,669
Home Depot, Inc., 2.88%, 04/15/2027	1,000,000	944,347
McDonald’s Corporation, 4.80%, 08/14/2028	1,000,000	989,641
NIKE, Inc., 2.75%, 03/27/2027	1,000,000	942,901
Target Corporation, 3.38%, 04/15/2029	1,100,000	1,028,910
		4,807,468
Consumer, Non-cyclical - 6.3%
Anheuser-Busch InBev Worldwide, Inc., 5.00%, 06/15/2034	1,200,000	1,177,763
Bristol-Myers Squibb Company, 3.25%, 02/27/2027	1,000,000	958,609
J.M. Smucker Company, 3.50%, 03/15/2025	1,000,000	983,451
Pfizer, Inc., 2.75%, 06/03/2026	1,000,000	956,715
Sysco Corporation, 5.95%, 04/01/2030	1,000,000	1,036,286
Yale University, Series 2020, 0.87%, 04/15/2025	1,000,000	958,309
		6,071,133
Energy - 1.7%
Exxon Mobil Corporation, 2.99%, 03/19/2025	1,000,000	981,813
Shell International Finance BV, 2.38%, 11/07/2029	700,000	614,422
		1,596,235
Financial - 9.2%
American Express Company, 4.05%, 05/03/2029	1,000,000	957,944
Bank of America Corporation, Series MTN, 5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	1,000,000	972,978
Bank of New York Mellon Corporation, Series MTN, 6.47% to 10/25/2033 then SOFR + 1.85%,10/25/2034	1,100,000	1,183,760
Berkshire Hathaway, Inc., 3.13%, 03/15/2026	1,000,000	967,213
BlackRock, Inc., 3.20%, 03/15/2027	1,000,000	957,637
Citigroup, Inc., 4.60%, 03/09/2026	1,000,000	983,696
MetLife, Inc., 4.55%, 03/23/2030	1,400,000	1,367,376
Private Export Funding Corporation, Series PP, 1.40%, 07/15/2028	685,000	595,655
US Bancorp, Series MTN, 2.22% to 01/27/2027 then SOFR + 0.73%, 01/27/2028	880,000	809,691
		8,795,950
Industrial - 3.7%
General Dynamics Corporation, 1.15%, 06/01/2026	1,000,000	924,489
Honeywell International, Inc., 1.75%, 09/01/2031	1,000,000	805,918
United Parcel Service, Inc., 2.80%, 11/15/2024	1,000,000	988,099
Waste Management, Inc., 1.50%, 03/15/2031	1,000,000	796,944
		3,515,450

The accompanying notes are an integral part of these financial statements.

3

ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - 1.9%
Apple, Inc., 3.35%, 08/08/2032	$1,000,000	$900,172
Intel Corporation, 3.70%, 07/29/2025	1,000,000	981,192
		1,881,364
Utilities - 1.0%
Florida Power & Light Company, 4.80%, 05/15/2033	1,000,000	969,972
TOTAL CORPORATE BONDS (Cost $33,191,288)		31,544,312
MUNICIPAL BONDS - 1.0%
City of Austin, Texas Electric Utility Revenue, Class A, 2.68%, 11/15/2025	325,000	313,840
Massachusetts School Building Authority, Class B, 1.75%, 08/15/2030	755,000	645,450
TOTAL MUNICIPAL BONDS (Cost $1,028,563)		959,290
U.S. GOVERNMENT AGENCY ISSUES - 15.9%
Federal Farm Credit Banks Funding Corporation 0.32%, 02/10/2025	150,000	144,925
4.50%, 08/14/2026	1,400,000	1,390,500
0.94%, 09/28/2026	1,820,000	1,661,538
5.30%, 10/19/2026	1,500,000	1,495,692
Federal Home Loan Banks
1.10%, 01/13/2025	1,500,000	1,462,954
1.00%, 03/23/2026	1,696,500	1,579,676
0.90%, 02/26/2027	300,000	270,047
3.25%, 11/16/2028	1,000,000	948,467
Federal Home Loan Mortgage Corporation, 5.50%, 04/08/2027	1,000,000	998,676
Federal National Mortgage Association, 0.88%, 08/05/2030	1,050,000	839,574
Resolution Funding Corporation Principal Strip, 4.17%, 01/15/2030 (a)(c)	2,600,000	1,981,748
Tennessee Valley Authority
3.88%, 03/15/2028	250,000	243,098
1.50%, 09/15/2031	1,000,000	812,093
Series A, 2.88%, 02/01/2027	1,565,000	1,494,469
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $16,035,186)		15,323,457
U.S. TREASURY OBLIGATIONS - 48.9%
United States Treasury Inflation Indexed Bonds, 0.13%, 07/15/2030	1,522,738	1,354,899
United States Treasury Note/Bond
4.63%, 02/28/2025	735,000	731,624
2.63%, 04/15/2025	2,275,000	2,225,239
2.75%, 05/15/2025	1,835,000	1,793,472
3.50%, 09/15/2025	1,000,000	980,195
4.50%, 03/31/2026	1,000,000	992,363
4.88%, 04/30/2026	1,200,000	1,199,156
4.13%, 06/15/2026	5,000,000	4,927,441
4.50%, 07/15/2026	1,000,000	992,734

The accompanying notes are an integral part of these financial statements.

4

ClearShares Piton Intermediate Fixed Income ETF
Schedule of Investments
as of May 31, 2024 (Continued)

	Par	Value
U.S. TREASURY OBLIGATIONS - (Continued)
United States Treasury Note/Bond (Continued)
4.13%, 02/15/2027	$1,650,000	$1,624,573
2.75%, 04/30/2027	3,000,000	2,841,856
2.75%, 07/31/2027	2,026,000	1,911,998
3.63%, 05/31/2028	1,500,000	1,447,149
4.13%, 07/31/2028	2,275,000	2,235,321
1.13%, 08/31/2028	1,150,000	998,097
3.75%, 12/31/2028	1,700,000	1,643,455
1.88%, 02/28/2029	1,967,000	1,744,675
4.00%, 02/28/2030	2,060,000	2,004,155
3.50%, 04/30/2030	1,500,000	1,420,020
3.75%, 05/31/2030	2,500,000	2,397,510
4.13%, 03/31/2031	1,350,000	1,318,570
1.38%, 11/15/2031	3,000,000	2,408,848
1.88%, 02/15/2032	2,775,000	2,301,353
3.50%, 02/15/2033	2,300,000	2,132,082
3.38%, 05/15/2033	2,500,000	2,290,332
4.00%, 02/15/2034	1,000,000	959,609
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,152,521)		46,876,726
	Shares
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.24%(b)	315,399	315,399

	Par
U.S. Treasury Bills - 0.3%
4.46%, 06/06/2024(a)(c)	$285,000	284,876
TOTAL SHORT-TERM INVESTMENTS (Cost $600,192)		600,275
TOTAL INVESTMENTS - 99.3% (Cost $100,007,750)		$95,304,060
Other Assets in Excess of Liabilities - 0.7%		643,759
TOTAL NET ASSETS - 100.0%		$95,947,819

Percentages are stated as a percent of net assets.
SOFR - Secured Overnight Financing Rate
STRIP - Separate Trading of Registered Interest and Principal
(a)	Zero coupon bonds make no periodic interest payments.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(c)	The rate shown is the effective yield as of May 31, 2024.
The accompanying notes are an integral part of these financial statements.

5

ClearShares Ultra-Short Maturity ETF
Schedule of Investments
as of May 31, 2024

	Par	Value
REPURCHASE AGREEMENTS - 99.9%
Cantor Fitzgerald & Co., 5.50%, dated 5/28/2024, matures 6/4/2024, repurchase price $60,064,167 (collateralized by various U.S. government mortgage-backed securities: total value $65,666,003)	$60,000,000	$60,000,000
Cantor Fitzgerald & Co., 5.50%, dated 5/29/2024, matures 6/5/2024, repurchase price $50,053,472 (collateralized by various U.S. government mortgage-backed securities: total value $54,581,481)	50,000,000	50,000,000
Clear Street LLC, 5.38%, dated 5/29/2024, matures 6/5/2024, repurchase price $15,015,692 (collateralized by various U.S. government treasury bonds: total value $15,316,056)	15,000,000	15,000,000
MIRAE Asset Securities (USA) Inc., 5.38%, dated 5/31/2024, matures 6/3/2024, repurchase price $15,006,725 (collateralized by various U.S. government mortgage-backed securities: total value $15,306,860)	15,000,000	15,000,000
MIRAE Asset Securities (USA) Inc., 5.38%, dated 5/30/2024, matures 6/6/2024, repurchase price $15,015,692 (collateralized by various U.S. government treasury bonds, and mortgage-backed securities: total value $15,316,029)	15,000,000	15,000,000
		155,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $155,000,000)		155,000,000
	Shares
SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 5.24%(a)	99,226	99,226
TOTAL SHORT-TERM INVESTMENTS (Cost $99,226)		99,226
TOTAL INVESTMENTS - 100.0% (Cost $155,099,226)		$155,099,226
Other Assets in Excess of Liabilities - 0.0%(b)		45,989
TOTAL NET ASSETS - 100.0%		$155,145,215

Percentages are stated as a percent of net assets.
(a)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(b)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

Statements of Assets and Liabilities
May 31, 2024

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra- Short Maturity ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 173,515,983	$95,304,060	$ 155,099,226
Investments in affiliated securities, at value	5,827,284	—	—
Dividends and interest receivable	14,745	680,293	73,348
Securities lending income receivable	7,651	—	—
Total assets	179,365,663	95,984,353	155,172,574

LIABILITIES:
Payable upon return of securities loaned (See Note 4)	44,388,054	—	—
Payable to adviser, net of waiver	61,386	36,534	27,359
Total liabilities	44,449,440	36,534	27,359
NET ASSETS	$ 134,916,223	$95,947,819	$ 155,145,215

Net Assets Consists of:
Paid-in capital	$ 109,975,941	$ 106,590,137	$ 155,024,770
Total distributable earnings/(accumulated losses)	24,940,282	(10,642,318)	120,445
Total net assets	$ 134,916,223	$95,947,819	$ 155,145,215
Net asset value	$ 134,916,223	$95,947,819	$ 155,145,215
Shares issued and outstanding(a)	4,200,000	1,050,000	1,550,000
Net asset value per share	$32.12	$91.38	$100.09

Cost:
Investments in unaffiliated securities, at cost	$ 147,307,577	$ 100,007,750	$ 155,099,226
Investments in affiliated securities, at cost	$5,829,528	$—	$—

Loaned Securities:
at value (included in investments)	$43,718,055	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

7

Statements of Operations
For the Year Ended May 31, 2024

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra- Short Maturity ETF
INVESTMENT INCOME:
Dividend income – unaffiliated investments	$3,266,907	$—	$—
Dividend income – affiliated investments	283,310	—	—
Interest income	96,204	2,982,359	10,692,287
Securities lending income, net (See Note 4)	129,611	—	—
Total investment income	3,776,032	2,982,359	10,692,287

EXPENSES:
Investment advisory fee	714,060	446,264	390,693
Total expenses	714,060	446,264	390,693
Less advisory fee waived (See Note 3)	(10,565)	—	—
Net expenses	703,495	446,264	390,693
NET INVESTMENT INCOME	3,072,537	2,536,095	10,301,594

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss from:
Investments – unaffiliated	(1,209,838)	(4,796,458)	—
Investments – affiliated	1,052	—	—
In-kind redemptions – unaffiliated investments	1,056,490	—	—
In-kind redemptions – affiliated investments	452	—	—
Net realized loss	(151,844)	(4,796,458)	—
Net change in unrealized appreciation on:
Investments in unaffiliated issuers	14,118,485	3,785,902	1,999
Investments in affiliated issuers	(9,366)	—	—
Net change in unrealized appreciation	14,109,119	3,785,902	1,999
Net realized and unrealized gain/(loss)	13,957,275	(1,010,556)	1,999
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 17,029,812	$1,525,539	$ 10,303,593

The accompanying notes are an integral part of these financial statements.

8

Statements of Changes in Net Assets

	ClearShares OCIO ETF		ClearShares Piton Intermediate Fixed Income ETF
	Year ended May 31, 2024	Year ended May 31, 2023	Year ended May 31, 2024	Year ended May 31, 2023
OPERATIONS:
Net investment income	$3,072,537	$2,525,114	$2,536,095	$2,029,688
Net realized gain/(loss)	(151,844)	318,328	(4,796,458)	(1,140,062)
Net change in unrealized appreciation/(depreciation)	14,109,119	(2,454,508)	3,785,902	(1,573,697)
Net increase/(decrease) in net assets from operations	17,029,812	388,934	1,525,539	(684,071)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(3,036,818)	(4,434,696)	(2,451,890)	(1,851,816)
Total distributions to shareholders	(3,036,818)	(4,434,696)	(2,451,890)	(1,851,816)
CAPITAL TRANSACTIONS:
Subscriptions	1,540,855	7,329,455	2,292,098	11,529,010
Redemptions	(6,078,430)	(4,304,130)	(38,911,125)	(9,186,418)
ETF transaction fees (See Note 10)	–	–	12,360	6,215
Net increase (decrease) in net assets from capital transactions	(4,537,575)	3,025,325	(36,606,667)	2,348,807
NET INCREASE (DECREASE) IN NET ASSETS	9,455,419	(1,020,437)	(37,533,018)	(187,080)
NET ASSETS:
Beginning of the year	125,460,804	126,481,241	133,480,837	133,667,917
End of the year	$ 134,916,223	$ 125,460,804	$95,947,819	$ 133,480,837
SHARES TRANSACTIONS
Subscriptions	50,000	250,000	25,000	125,000
Redemptions	(200,000)	(150,000)	(425,000)	(100,000)
Total increase/(decrease) in shares outstanding	(150,000)	100,000	(400,000)	25,000

The accompanying notes are an integral part of these financial statements.

9

Statements of Changes in Net Assets (Continued)

	ClearShares Ultra-Short Maturity ETF
	Year ended May 31, 2024	Year ended May 31, 2023
OPERATIONS:
Net investment income	$10,301,594	$8,492,167
Net change in unrealized appreciation/(depreciation)	1,999	(1,999)
Net increase in net assets from operations	10,303,593	8,490,168
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(10,424,424)	(8,282,598)
Total distributions to shareholders	(10,424,424)	(8,282,598)
CAPITAL TRANSACTIONS:
Subscriptions	70,236,250	140,331,505
Redemptions	(155,473,230)	(100,234,045)
Net increase (decrease) in net assets from capital transactions	(85,236,980)	40,097,460
NET INCREASE (DECREASE) IN NET ASSETS	(85,357,811)	40,305,030
NET ASSETS:
Beginning of the year	240,503,026	200,197,996
End of the year	$155,145,215	$240,503,026
SHARES TRANSACTIONS
Subscriptions	700,000	1,400,000
Redemptions	(1,550,000)	(1,000,000)
Total increase/(decrease) in shares outstanding	(850,000)	400,000

The accompanying notes are an integral part of these financial statements.

10

ClearShares OCIO ETF
Financial Highlights

	Year ended May 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$28.84	$29.76	$32.12	$26.46	$25.66
INVESTMENT OPERATIONS:
Net investment income(a)(b)	0.72	0.58	0.46	0.42	0.59
Net realized and unrealized gain (loss) on investments(f)	3.27	(0.49)	(1.88)	5.96	1.04
Total from investment operations	3.99	0.09	(1.42)	6.38	1.63
LESS DISTRIBUTIONS FROM:
From net investment income	(0.71)	(0.53)	(0.49)	(0.48)	(0.83)
From net realized gains	—	(0.48)	(0.45)	(0.24)	—
Total distributions	(0.71)	(1.01)	(0.94)	(0.72)	(0.83)
ETF transaction fees per share	—	—	—	—	0.00(c)
Net asset value, end of year	$32.12	$28.84	$29.76	$32.12	$26.46
TOTAL RETURN	13.98%	0.47%	−4.65%	24.38%	6.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$134,916	$125,461	$126,481	$126,865	$104,532
Ratio of expenses to average net assets:
Before expense reimbursement(d)	0.55%	0.55%	0.55%	0.55%	0.55%
After expense reimbursement(d)	0.54%	0.54%	0.54%	0.54%	0.54%
Ratio of net investment income to average net assets:
Before expense reimbursement(d)	2.36%	2.01%	1.44%	1.43%	2.17%
After expense reimbursement(d)	2.37%	2.02%	1.45%	1.44%	2.18%
Portfolio turnover rate(e)	70%	36%	51%	24%	50%
(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(c)	Amount represents less than $0.005 per share.
(d)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

11

ClearShares Piton Intermediate Fixed Income ETF
Financial Highlights

	Year ended May 31,			Period ended May 31, 2021(a)
	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of year	$92.06	$93.80	$99.19	$100.00
INVESTMENT OPERATIONS:
Net investment income(b)	2.33	1.42	0.71	0.07
Net realized and unrealized loss on investments(g)	(0.71)	(1.86)	(5.75)	(0.94)
Total from investment operations	1.62	(0.44)	(5.04)	(0.87)
LESS DISTRIBUTIONS FROM:
From net investment income	(2.31)	(1.30)	(0.40)	(0.02)
Total distributions	(2.31)	(1.30)	(0.40)	(0.02)
ETF transaction fees per share	0.01	0.00(c)	0.05	0.08
Net asset value, end of year	$91.38	$92.06	$93.80	$99.19
TOTAL RETURN(d)	1.81%	−0.45%	−5.05%	−0.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$95,948	$133,481	$133,668	$32,237
Ratio of expenses to average net assets:
Before expense reimbursement(e)	0.45%	0.45%	0.45%	0.45%
After expense reimbursement(e)	0.45%	0.45%	0.45%	0.44%
Ratio of net investment income to average net assets:
Before expense reimbursement(e)	2.56%	1.55%	0.73%	0.10%
After expense reimbursement(e)	2.56%	1.55%	0.73%	0.11%
Portfolio turnover rate(d)(f)	34%	21%	42%	80%

(a)	Inception date of the Fund was October 1, 2020.
(b)	Net investment income per share has been calculated based on average shares outstanding during the year.
(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

12

ClearShares Ultra-Short Maturity ETF
Financial Highlights

	Year ended May 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$100.21	$100.10	$100.08	$100.09	$100.48

INVESTMENT OPERATIONS:
Net investment income(a)	5.29	3.53	0.39	0.42	1.25
Net realized and unrealized gain (loss) on investments(c)	0.01	(0.05)	—	—	0.29
Total from investment operations	5.30	3.48	0.39	0.42	1.54

LESS DISTRIBUTIONS FROM:
From net investment income	(5.42)	(3.37)	(0.37)	(0.43)	(1.93)
Total distributions	(5.42)	(3.37)	(0.37)	(0.43)	(1.93)
Net asset value, end of year	$100.09	$100.21	$100.10	$100.08	$100.09
TOTAL RETURN	5.43%	3.54%	0.39%	0.42%	1.56%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$155,145	$240,503	$200,198	$120,099	$115,109
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	5.27%	3.52%	0.39%	0.42%	1.25%
Portfolio turnover rate(b)	0%	0%	0%	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Portfolio turnover rate excludes in-kind transactions.
(c)
Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

13

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024
NOTE 1 – ORGANIZATION
ClearShares OCIO ETF, ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). ClearShares OCIO ETF is a diversified “fund of funds” that seeks to outperform a traditional 60/40 mix of global equity and fixed-income investments and commenced operations on June 26, 2017. ClearShares Piton Intermediate Fixed Income ETF is a non-diversified fund that seeks current income consistent with the long-term preservation of capital and commenced operations on October 1, 2020. ClearShares Ultra-Short Maturity ETF is a diversified fund that seeks current income and commenced operations on July 10, 2018.
The end of the reporting period for the Funds is May 31, 2024. The period covered by these Notes to Financial Statements for the Funds is the fiscal year ended May 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Units of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s NAV per share as provided by the underlying fund’s administrator. These shares are generally classified as Level 2 Investments.
The Funds price repurchase agreements at cost, which approximates fair value.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

14

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1  –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2  –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3  –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
ClearShares OCIO ETF

	Level 1	Level 2	Level 3	Total
Assets^
Exchange-Traded Funds	$134,322,812	$—	$—	$134,322,812
Short-Term Investments	632,401	—	—	632,401
Investments Purchased with Proceeds from Securities Lending	—	44,388,054	—	44,388,054
Total Investments in Securities	$134,955,213	$ 44,388,054	$—	$179,343,267

ClearShares Piton Intermediate Fixed Income ETF

	Level 1	Level 2	Level 3	Total
Assets^
Corporate Bonds	$—	$ 31,544,312	$—	$31,544,312
Municipal Bonds	—	959,290	—	959,290
U.S. Government Agency Issues	—	15,323,457	—	15,323,457
U.S. Treasury Obligations	—	46,876,726	—	46,876,726
Short-Term Investments	315,399	284,876	—	600,275
Total Investments in Securities	$315,399	$94,988,661	$—	$95,304,060

15

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
ClearShares Ultra-Short Maturity ETF

	Level 1	Level 2	Level 3	Total
Assets^
Repurchase Agreements	$—	$155,000,000	$—	$155,000,000
Short-Term Investments	99,226	—	—	99,226
Total Investments in Securities	$99,226	$155,000,000	$—	$155,099,226

^	See Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Security Transactions and Investment Income. Investment transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as interest income on the Statements of Operations.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by ClearShares Ultra-Short Maturity ETF on a monthly basis and by ClearShares OCIO ETF and ClearShares Piton Intermediate Fixed Income ETF on a quarterly basis. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

16

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to the Fund’s NAV per share.

H.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and primarily relate to differing book and tax treatments of redemptions in-kind.

For the fiscal year ended May 31, 2024, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid-In Capital
ClearShares OCIO ETF	$(1,056,942)	$1,056,942
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

J.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Subsequent to the end of the current fiscal period, ClearShares OCIO ETF intends to an amend its principal investment strategy to allow the Fund to write covered calls. This strategy change is expected to become effective on or about September 24, 2024. There were no other events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
ClearShares LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Blueprint Investment Partners, LLC serves as the sub-adviser for ClearShares OCIO ETF. Piton Investment Management, LP serves as the sub-adviser for ClearShares Piton Intermediate Fixed Income ETF and ClearShares Ultra-Short Maturity ETF (each, respectively, the “Sub-Adviser”). Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees

17

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below.

ClearShares OCIO ETF	0.55%
ClearShares Piton Intermediate Fixed Income ETF	0.45%
ClearShares Ultra-Short Maturity ETF	0.20%

The Adviser is responsible for paying the sub-advisers. The Adviser has contractually agreed to waive the proportionate amount of the ClearShares OCIO ETF’s management fee and the ClearShares Piton Intermediate Fixed Income ETF’s management fee as applied to the net assets of each Fund invested in ClearShares Ultra-Short Maturity ETF, for which the Adviser also serves as investment adviser, at least through September 30, 2024, resulting in $10,565 waived from ClearShares OCIO ETF and $0 waived from ClearShares Piton Intermediate Fixed Income ETF during the current fiscal period. As a result, the Adviser receives a management fee of 0.35% from assets of ClearShares OCIO ETF invested in ClearShares Ultra-Short Maturity ETF and 0.25% from assets of ClearShares Piton Intermediate Fixed Income ETF invested in ClearShares Ultra-Short Maturity ETF. The contractual arrangement for ClearShares OCIO ETF may only be changed or eliminated by the Board upon 60 days’ written notice to the Adviser. The fee waivers during the current fiscal period are not subject to recoupment by the Adviser.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.
The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the ClearShares OCIO ETF.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – SECURITIES LENDING
ClearShares OCIO ETF may lend up to 33 1∕3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. ClearShares OCIO ETF receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. ClearShares OCIO ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of ClearShares OCIO ETF. ClearShares OCIO ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.
The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.
As of the end of the current fiscal period, ClearShares OCIO ETF had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality,

18

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. ClearShares OCIO ETF could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although ClearShares OCIO ETF is indemnified from this risk by contract with the Securities Lending Agent. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the ClearShares OCIO ETF were as follows:

Value of Securities on Loan	Payable for Collateral Received*
$43,718,055	$44,388,054

*
The cash collateral received was invested in Mount Vernon Liquid Assets Portfolio, LLC as shown on the Schedule of Investments, a short-term investment portfolio with an overnight and continuous maturity. The investment objective is to seek to maximize current income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00 per unit.

The interest income earned by ClearShares OCIO ETF on the investment of cash collateral received from borrowers for the securities loaned to it (“Securities lending income, net”) is reflected in the Statement of Operations. Net securities lending income earned on collateral investments and recognized by ClearShares OCIO ETF during the current fiscal period was $129,611.
NOTE 5 – REPURCHASE AGREEMENTS
The Funds may invest in repurchase agreements to generate income from excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which the Funds acquire a financial instrument (e.g., a security issued by the U.S. government or an agency thereof, a banker’s acceptance or a certificate of deposit) from a seller, subject to resale to the seller at an agreed upon price and date. A repurchase agreement may be considered a loan collateralized by securities. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by the Funds and is unrelated to the interest rate on the underlying collateral instruments. The Funds require the fair value of collateral underlying the repurchase agreement to be at least 102% of the repurchase price, including an amount representing accrued interest. The fair value of the underlying collateral instruments is marked to market daily by the Funds’ Tri-Party Custodian, The Bank of New York Mellon. If the fair value of the instruments is less than 102% of the repurchase price, the seller will transfer additional securities to The Bank of New York Mellon to cure the deficit. In the event of a seller default, the seller’s obligation to repurchase all securities at the repurchase price on the maturity date becomes immediately due and payable to the Funds, all income paid after the default will be retained by the Funds and applied to the aggregate unpaid repurchase price, and The Bank of New York Mellon will deliver the underlying collateral instruments to the Funds. The Funds could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Funds are seeking to enforce their rights under the repurchase agreement; (b) possible reduced levels or income or lack of access to income during this period; and (c) expenses of enforcing their rights.
Due to the absence of a master netting agreement related to the Funds’ participation in repurchase agreements, no additional offsetting disclosures have been made on behalf of the Funds.

19

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
As of the end of the current fiscal period, the Funds had repurchase agreements with the following weighted average maturity by seller.

Fund Name	Seller	Weighted Average Days to Maturity
ClearShares OCIO ETF	N/A	N/A
ClearShares Piton Intermediate Fixed Income ETF	N/A	N/A
ClearShares Ultra-Short Maturity ETF	Cantor Fitzgerald & Co.	3.16
	Clear Street LLC	0.48
	MIRAE Asset Securities (USA) Inc.	0.87

NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
ClearShares OCIO ETF	$90,507,389	$89,751,854
ClearShares Piton Intermediate Fixed Income ETF	$33,085,700	$69,935,489
ClearShares Ultra-Short Maturity ETF	$—	$—

There were no purchases or sales of U.S. Government securities in ClearShares OCIO ETF or ClearShares Ultra-Short Maturity ETF during the current fiscal period. Included in the amounts for ClearShares Piton Intermediate Fixed Income ETF are $27,269,636 of purchases and $36,671,228 of sales in long-term U.S. Government securities during the current fiscal period.
During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	Creations	Redemptions
ClearShares OCIO ETF	$1,502,138	$5,966,019
ClearShares Piton Intermediate Fixed Income ETF	—	—
ClearShares Ultra-Short Maturity ETF	—	—

NOTE 7 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in ClearShares Ultra-Short Maturity ETF	ClearShares OCIO ETF
Value at May 31, 2023	$6,414,762
Purchases at Cost	3,446,109
Proceeds from Sales	(4,025,724)
Net Realized Gain (Loss)	1,504
Change in Unrealized Appreciation (Depreciation)	(9,367)
Value at May 31, 2024	5,827,284
Shares held at May 31, 2024	58,203
Dividend Income	$283,310

ClearShares Piton Intermediate Fixed Income ETF did not invest in ClearShares Ultra-Short Maturity ETF during the current fiscal period.

20

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
NOTE 8 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of May 31, 2024 in the Funds, were as follows:

	ClearShares OCIO ETF	ClearShares Piton Intermediate Fixed Income ETF	ClearShares Ultra-Short Maturity ETF
Tax cost of investments	$153,146,910	$100,063,233	$155,099,226
Gross tax unrealized appreciation	$27,149,377	$109,829	$—
Gross tax unrealized depreciation	(953,020)	(4,869,002)	—
Net tax unrealized appreciation (depreciation)	26,196,357	(4,759,173)	—
Undistributed ordinary income	236,153	525,630	120,445
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(1,492,228)	(6,408,775)	—
Distributable Earnings (accumulated deficit)	$ 24,940,282	$ (10,642,318)	$ 120,445

The difference between book and tax-basis cost is attributable to wash sales.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2024, the Funds did not have any Post-October losses or late-year ordinary losses.
At May 31, 2024, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
ClearShares OCIO ETF	$1,375,935	$116,293	Indefinite
ClearShares Piton Intermediate Fixed Income ETF	$875,690	$5,533,085	Indefinite
ClearShares Ultra-Short Maturity ETF	$—	$—	N/A

During the year ended May 31, 2024, no capital loss carryforwards were utilized by the Funds.
The tax character of distributions paid by the Funds during the fiscal years ended May 31, 2024 and May 31, 2023, was as follows:

	Year Ended May 31, 2024		Year Ended May 31, 2023
	Ordinary Income	Capital Gains	Ordinary Income	Capital Gains
ClearShares OCIO ETF	$3,036,818	$ —	$2,324,680	$2,110,016
ClearShares Piton Intermediate Fixed Income ETF	$2,451,890	$—	$1,851,816	$—
ClearShares Ultra-Short Maturity ETF	$10,424,424	$—	$8,282,598	$—

NOTE 9 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a Fund creates presumption of control of the Fund, under section 2(a)(9) of the 1940 Act. At the end of the current fiscal period, there is one shareholder who owned, of record or beneficially, more than 25% of ClearShares OCIO ETF’s shares.
NOTE 10 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market

21

CLEARSHARES ETFs
NOTES TO FINANCIAL STATEMENTS
May 31, 2024 (Continued)
prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which have no front end-sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units. The standard fixed transaction fee for the Funds is $300 and is payable to the Custodian. The standard fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the Creation Order costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Shares Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 11 – RISKS
Interest rate risk. The market value of debt securities generally varies in response to changes in prevailing interest rates. Interest rate changes can be sudden and unpredictable. In addition, short-term and long-term rates are not necessarily correlated to each other as short-term rates tend to be influenced by government monetary policy while long-term rates are market driven and may be influenced by macroeconomic events (such as economic expansion or contraction), inflation expectations, as well as supply and demand. During periods of declining interest rates, the market value of debt securities generally increases. Conversely, during periods of rising interest rates, the market value of debt securities generally declines. This occurs because new debt securities are likely to be issued with higher interest rates as interest rates increase, making the old or outstanding debt securities less attractive. In general, the market prices of long-term debt securities or securities that make little (or no) interest payments are more sensitive to interest rate fluctuations than shorter-term debt securities. The longer the Fund’s average weighted portfolio duration, the greater the potential impact a change in interest rates will have on its share price. Also, certain segments of the fixed income markets, such as high quality bonds, tend to be more sensitive to interest rate changes than other segments, such as lower-quality bonds.
Investment Company Risk. The risks of investing in investment companies typically reflect the risks of the types of instruments in which the investment companies invest. By investing in another investment company, the Funds become a shareholder of that investment company and bear their proportionate share of the fees and expenses of the other investment company. The Funds may be subject to statutory limits with respect to the amount they can invest in other ETFs, which may adversely affect the Funds’ ability to achieve their investment objective. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their NAV; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

22

CLEARSHARES ETFs
Report of Independent Registered Public Accounting Firm
To the Shareholders of ClearShares ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Funds listed below (the “Funds”), each a series of ETF Series Solutions, as of May 31, 2024, the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
ClearShares OCIO ETF and ClearShares Ultra-Short Maturity ETF	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, 2022, 2021, and 2020
ClearShares Piton Intermediate Fixed Income ETF	For the year ended May 31, 2024	For the years ended May 31, 2024 and 2023	For the years ended May 31, 2024, 2023, and 2022 and for the period from October 1, 2020 (commencement of operations) through May 31, 2021

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
July 29, 2024

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CLEARSHARES ETFs
Approval of Advisory Agreements & Board Considerations (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 10-11, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of (i) the investment advisory agreement (the “Advisory Agreement”) between ClearShares, LLC (the “Adviser”) and the Trust, on behalf of Clearshares OCIO ETF (“OCIO”), ClearShares Ultra-Short Maturity ETF (“OPER”), and ClearShares Piton Intermediate Fixed Income ETF (“PIFI”) (each, a “Fund” and, collectively, the “Funds”), (ii) the investment sub-advisory agreement between the Adviser and Piton Investment Management, LP (“Piton” or a “Sub-Adviser”) with respect to OPER and PIFI (the “Piton Sub-Advisory Agreement”), and (iii) the investment sub-advisory agreement between the Adviser and BluePrint Investment Partners LLC (“BluePrint” or a “Sub-Adviser” and, collectively with Piton and the Adviser, the “Advisers”) with respect to OCIO (the “BluePrint Sub-Advisory Agreement” and, collectively with the Advisory Agreement and Piton Sub-Advisory Agreement, the “Agreements”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services provided by the Advisers to the Funds; (ii) the Funds’ historical performance; (iii) the cost of the services provided and the profits realized by the Advisers or their affiliates from services rendered to the Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares each Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Advisers in connection with their services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Advisers and their affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Advisers, along with other service providers of the Funds, had provided written and oral updates on the firms over the course of the year with respect to their roles as investment adviser and sub-adviser, respectively, to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Agreements should be continued. Additionally, representatives from the Advisers provided an oral overview of each Fund’s strategy, the services provided to the Funds by the Advisers, and additional information about the Advisers’ personnel and business operations. The Board then discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated on the approval of the continuation of the Agreements in light of this information.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Funds, including oversight of the Funds’ sub-advisers, monitoring each Fund’s adherence to its investment restrictions and compliance with the Funds’ policies and procedures and applicable securities regulations, as well as monitoring the extent to which each Fund achieves its investment objective as an actively managed fund.
Historical Performance. The Trustees next considered each Fund’s performance. The Board observed that additional information regarding each Fund’s past investment performance, for periods ended December 31, 2023, had been included in the Materials, including the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable (each, a “Peer Group”) as well as with funds in the Fund’s Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request,

24

CLEARSHARES ETFs
Approval of Advisory Agreements & Board Considerations (Unaudited) (Continued)
the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in each Selected Peer Group include funds that, based on a combination of quantitative and qualitative considerations made by the Adviser, have similar investment objectives and/or principal investment strategies as the relevant Fund.
OCIO: The Board noted that the Fund outperformed its broad-based benchmark, the S&P Target Risk Growth Index, for each of the three-year and five-year periods, but the Fund underperformed the same benchmark over the one-year and since inception periods. In comparing the Fund’s performance to that of its benchmark, the Board noted that the Fund seeks to outperform a traditional 60/40 mix of global equity and fixed income investments by investing primarily in other ETFs that provide exposure to a broad range of asset classes; whereas, the S&P Target Risk Growth Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.
The Board then noted that, for each of the one-, three-, and five-year periods ended December 31, 2023, the Fund outperformed the median return of its Peer Group but slightly underperformed the median return of its Category Peer Group, which is comprised of funds in the Morningstar US Fund Moderate Allocation category. The Board took into consideration that although the Peer Group includes a mix of actively managed ETFs operating as fund of funds, some of the ETFs in the Peer Group may employ tactical allocation strategies that allocate a lower percentage of their assets to equities than the Fund. The Board also noted that the Fund generally performed within the range of funds in the Selected Peer Group for the one-year period ended December 31, 2023, but the Fund outperformed all of the funds in the Selected Peer Group over the three-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ETFs that invest in a global basket of equities and fixed income securities through other ETFs.
OPER: The Board noted that the Fund slightly outperformed its broad-based benchmark, the ICE BofA 3 Month Treasury Bill Index, for each of the one-year, three-year, five-year, and since inception periods. In comparing the Fund’s performance to that of its benchmark, the Board noted that the Fund invests primarily in repurchase agreements collateralized by U.S. government securities; whereas, the ICE BofA 3 Month Treasury Bill Index tracks the performance of the U.S. dollar denominated U.S. Treasury Bills publicly issued in the U.S. domestic market with a remaining term to final maturity of less than 3 months.
The Board then noted that, for the three-year period ended December 31, 2023, the Fund slightly outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Ultrashort Bond category, but the Fund slightly underperformed the median return of its Peer Group and its Category Peer Group over the one- and five-year periods. The Board took into consideration that the Peer Group includes a mix of ultra-short maturity bond ETFs, the majority of which have substantially higher assets under management than the Fund. The Board also noted that the Fund performed within range of the funds in the Selected Peer Group for the one-, three-, and five-year periods ended December 31, 2023. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as ultra-short bond funds and ultra-short maturity funds, none of which invests in repurchase agreements in a similar manner to the Fund.
PIFI: The Board noted that the Fund slightly outperformed its broad-based benchmark, the Bloomberg Intermediate Government/Credit Index, for each of the three-year and since inception periods, but the Fund slightly underperformed the same benchmark over the one-year period. In comparing the Fund’s performance to that of the benchmark, the Board noted that the Fund invests principally in U.S.-dollar denominated, investment-grade securities and seeks to typically maintain a dollar-weighted average portfolio maturity of zero to ten years; whereas, the Bloomberg Intermediate Government/Credit Index is a broad-based flagship benchmark that measures the non-securitized component of the U.S. Aggregate Index with less than 10 years to maturity.
The Board then noted that, for the three-year period ended December 31, 2023, the Fund outperformed the median return of its Peer Group and its Category Peer Group, which is comprised of funds in the Morningstar US Fund Intermediate Core Bond category, but the Fund underperformed the median return of its Peer Group and its Category Peer Group over the one-year period. The Board took into consideration that the Peer Group includes a mix of core, investment grade, and intermediate U.S. bond ETFs. The Board also noted that the Fund underperformed all of the funds in the Selected Peer Group over the one-year period ended December 31, 2023, but the Fund performed in line with the

25

CLEARSHARES ETFs
Approval of Advisory Agreements & Board Considerations (Unaudited) (Continued)
funds in the Selected Peer Group over the three-year period. The Board considered that the funds included in the Selected Peer Group were described by the Adviser as actively managed ETFs that invest in high-quality fixed income instruments and have maturity ranges from zero to ten years.
Cost of Services Provided and Economies of Scale. The Board then reviewed each Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning each Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying each Fund’s other expenses out of the Adviser’s own fee and resources. The Board then compared the net expense ratios of each Fund and the funds in its Peer Group and Category Peer Group, as shown in the Barrington Report, and its Selected Peer Group.
OCIO: The Board noted that the Fund’s net expense ratio was significantly lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
OPER: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in both its Peer Group and Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
PIFI: The Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the funds in its Category Peer Group but higher than the median net expense ratio of funds in its Peer Group. In addition, the Board noted that the Fund’s net expense ratio was within the range of net expense ratios of funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Funds, taking into account an analysis of the Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ management fee rates did not include asset-level breakpoints. The Board noted that, should the Adviser realize economies of scale in the future, the Board would evaluate whether those economies were appropriately shared with Fund shareholders, whether through the structure and amount of the fee or by other means.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with Piton
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Piton Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to OPER and PIFI. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.

26

CLEARSHARES ETFs
Approval of Advisory Agreements & Board Considerations (Unaudited) (Continued)
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Funds; determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of a Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next reviewed the Funds’ performance, noting that the Sub-Adviser’s portfolio managers actively manage the Funds’ investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared each Fund’s performance with the returns of its Peer Group and Category Peer Group for the periods ended December 31, 2023, as well as other relevant information contained in the Materials, including a comparison of each Fund’s performance with the returns of its Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to each Fund’s past investment performance in light of these reports.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to each Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the Funds’ management fees were generally lower than or in line with those charged by its peer funds. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account an analysis of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size, noting that the Funds’ sub-advisory fee rates did not include asset-level breakpoints. However, the Board considered that if the Funds’ sub-advisory fee schedules included breakpoints, any benefits from an increase in assets under management would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Piton Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Piton Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Funds. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Piton Sub-Advisory Agreement was in the best interests of the Funds and their shareholders.
Approval of the Continuation of the Sub-Advisory Agreement with BluePrint
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the BluePrint Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to OCIO. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s CCO regarding the CCO’s review of the Sub-Adviser’s compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Fund. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, and marketing practices.
The Board noted the responsibilities that the Sub-Adviser has as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund;

27

CLEARSHARES ETFs
Approval of Advisory Agreements & Board Considerations (Unaudited) (Continued)
determining the daily basket of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Fund’s shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next reviewed the Fund’s performance, noting that the Sub-Adviser’s portfolio managers actively manage the Fund’s investments. The Board considered the same performance information that it reviewed as part of its due diligence with respect to the Adviser’s performance. In particular, the Board considered the Barrington Report, which compared the Fund’s performance with the returns of the Peer Group and Category Peer Group for the periods ended December 31, 2023, as well as other relevant information contained in the Materials, including a comparison of the Fund’s performance with the returns of the Selected Peer Group. The Board considered the Sub-Adviser’s performance with respect to the Fund’s past investment performance in light of these reports.
Cost of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees were generally lower than or in line with those charged by its peer funds. The Board also noted the Fund’s sub-advisory fees were generally lower than the advisory fees charged by the Sub-Adviser in connection with other funds and separately managed accounts. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size, noting that the Fund’s sub-advisory fee rate included a single asset-level breakpoint. However, the Board considered that any benefits derived from such breakpoint, due to an increase in assets under management, would accrue to the Adviser due to its unified fee. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the BluePrint Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the BluePrint Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the BluePrint Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

28

CLEARSHARES ETFs
Federal Tax Information (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended May 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

ClearShares OCIO ETF	41.99%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended May 31, 2024, was as follows:

ClearShares OCIO ETF	2.38%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

SHORT-TERM CAPITAL GAIN
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

ClearShares OCIO ETF	0.00%
ClearShares Piton Intermediate Fixed Income ETF	0.00%
ClearShares Ultra-Short Maturity ETF	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
ClearShares OCIO ETF	$43,870	0.01044524	12.67%
ClearShares Piton Intermediate Fixed Income ETF	—	—	—
ClearShares Ultra-Short Maturity ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains for GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

29

CLEARSHARES ETFs
Information About Portfolio Holdings (Unaudited)
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.clear-shares.com daily.

30

CLEARSHARES ETFs
Information About Proxy Voting (Unaudited)
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at
(800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at
www.clear-shares.com
When available, information regarding how the Funds voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

31

CLEARSHARES ETFs
Frequency Distribution of Premiums and Discounts (Unaudited)
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.clear-shares.com.

32

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/8/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	8/8/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	8/8/2024

* Print the name and title of each signing officer under his or her signature.